As filed with the Securities and Exchange Commission on March 2, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21647

NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES
(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180

(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer
Neuberger Berman Institutional Liquidity Series
605 Third Avenue, 2nd Floor

New York, New York 10158-0180

Arthur Delibert, Esq.

K&L Gates LLP

1601 K Street, N.W.
Washington, D.C. 20006-1600

(Names and addresses of agents for service)

Date of fiscal year end: March 31, 2009

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

December 31, 2008 Schedule of Investments Neuberger Berman Institutional Cash Fund (UNAUDITED)

PRINCIPAL AMOUNT		VALUE††
($000's omitted)		($000's omitted)
U.S. Government Agency Securities (2.5%)
50,000	Federal Home Loan Bank, Disc. Notes, 0.00%, due 1/2/09	50,000
Certificates of Deposit (2.5%)
50,000	Lloyds Bank PLC, Yankee CD, 1.06%, due 3/2/09	50,000
Commercial Paper (82.9%)
Asset Backed (59.6%)
60,000	Amstel Funding Corp., 1.70% & 2.75%, due 1/14/09 & 1/15/09	59,944	ñ
40,120	Antalis US Funding Corp., 0.50% – 2.30%, due 1/5/09 – 1/15/09	40,110	ñ
50,000	Atlantic Asset Securitization Corp., 1.50%, due 1/13/09	49,977	ñ
50,000	Barton Capital Corp., 1.50%, due 1/15/09	49,973	ñ
50,000	Cancara Asset Securitization Ltd., 2.10%, due 1/15/09	49,962	ñ
50,000	Chariot Funding LLC, 1.40%, due 1/9/09	49,986	ñ
50,000	Charta LLC, 1.45%, due 1/20/09	49,964	ñ
50,000	Ciesco LLC, 0.20%, due 1/12/09	49,997	ñ
50,000	CRC Funding LLC, 1.45%, due 1/7/09	49,990	ñ
45,000	Fairway Finance Corp., 1.65%, due 1/15/09	44,973	ñ
50,000	Galleon Capital LLC, 0.50%, due 1/5/09	49,998	ñ
10,000	Grampian Funding LLC, 1.14%, due 1/12/09	9,997	ñ
41,100	Jupiter Securitization Corp., 1.40%, due 1/5/09	41,095	ñ
50,020	Kitty Hawk Funding Corp., 0.40%, due 1/9/09	50,016	ñ
54,500	Matchpoint Master Trust, 0.25% & 0.30%, due 1/16/09 & 1/27/09	54,490	ñ
15,704	Old Line Funding LLC, 0.30%, due 1/15/09	15,702	ñ
50,000	Park Avenue Receivables Corp., 1.40%, due 1/12/09	49,981	ñ
50,000	Picaros Funding PLC, 2.00%, due 3/11/09	49,811	ñ
45,000	Regency Markets No. 1 LLC, 1.20%, due 3/10/09	44,899	ñ
50,000	Scaldis Capital LLC, 2.25%, due 1/16/09	49,956	ñ
50,000	Sheffield Receivables Corp., 1.25%, due 1/23/09	49,964	ñ
50,000	Solitaire Funding LLC, 2.00%, due 1/15/09	49,964	ñ
35,000	Tempo Finance Ltd., 2.10% & 2.20%, due 1/5/09 & 1/15/09	34,988	ñ
45,669	Thames Asset Securitization LLC, 1.10% – 1.70%, due 1/20/09 – 3/12/09	45,616	ñ
35,000	Thunder Bay Funding LLC, 1.00%, due 3/3/09	34,942	ñ
50,000	Yorktown Capital LLC, 1.40% & 1.45%, due 1/15/09 & 1/21/09	49,967	ñ
		1,176,262
Banking (23.3%)
30,000	Allied Irish Banks PLC, 1.14%, due 3/2/09	29,944	ñ
25,000	Anglo Irish Bank Corp., 2.79%, due 1/16/09	24,973	ñ
40,000	Bank of Ireland, 1.21% – 2.08%, due 1/20/09 – 3/19/09	39,923	ñ
50,000	Bank of Nova Scotia NY, 0.22%, due 2/2/09	49,990	ñ
50,000	Calyon NY, 1.07% & 2.07%, due 1/20/09 & 2/27/09	49,932
50,000	Danske Corp., 0.25% & 0.50%, due 1/20/09 & 2/11/09	49,987	ñ
50,000	Dexia Delaware LLC, 1.19%, due 1/7/09	49,992
40,000	ING Funding LLC, 1.02%, due 2/27/09	39,937
25,000	Rabobank USA, 1.20%, due 1/21/09	24,984
50,000	Royal Bank of Canada, 0.17%, due 2/27/09	49,987	ñ
50,500	UBS Finance, Inc., 0.91% & 2.10%, due 1/20/09 & 2/27/09	50,440
		460,089
	Total Commercial Paper	1,636,351
Time Deposits (9.1%)
59,800	Branch Banking & Trust Co., Grand Cayman, 0.00%, due 1/2/09	59,800
59,800	Compass Bank, Grand Cayman, 0.01%, due 1/2/09	59,800
59,800	Marshall & Ilsley Bank, Grand Cayman, 0.01%, due 1/2/09	59,800
	Total Time Deposits	179,400
Floating Rate Corporate Debt Securities (3.0%)µ
Banking (0.5%)
9,900	Westpac Banking Corp., Floating Rate Medium-Term Notes, 2.86%, due 2/6/09	9,900	ñ
Conglomerate (2.5%)
49,300	General Electric Capital Corp., Senior Unsecured Floating Rate Medium-Term Notes, Ser. A, 0.22%, due 1/2/09	49,300
	Total Floating Rate Corporate Debt Securities	59,200
	Total Investments (100.0%)	1,974,951
	Cash, receivables and other assets, less liabilities (0.00%)	233
	Total Net Assets (100.0%)	$1,975,184

See Notes to Schedule of Investments

December 31, 2008 Schedule of Investments Neuberger Berman Prime Money Fund (UNAUDITED)

PRINCIPAL AMOUNT		VALUE††
($000's omitted)		($000's omitted)
U.S. Government Agency Securities (5.5%)
44,500	Federal Home Loan Bank, Disc. Notes, 0.00%, due 1/2/09	44,500
Certificates of Deposit (2.5%)
20,000	Lloyds Bank PLC, Yankee CD, 1.06%, due 3/2/09	20,000
Commercial Paper (82.8%)
Asset Backed (55.6%)
25,000	Amstel Funding Corp., 3.00%, due 1/15/09	24,973ñ
8,000	Antalis US Funding Corp., 0.50%, due 1/15/09	7,999ñ
25,000	Cancara Asset Securitization Ltd., 2.10%, due 1/15/09	24,981ñ
25,000	Chariot Funding LLC, 1.40%, due 1/9/09	24,993ñ
30,000	Charta LLC, 1.45%, due 1/20/09	29,978ñ
20,000	Ciesco LLC, 0.20%, due 3/6/09	19,993ñ
30,000	CRC Funding LLC, 1.45%, due 1/7/09	29,994ñ
25,000	Edison Asset Securitization LLC, 0.65%, due 2/9/09	24,983ñ
30,000	Fairway Finance Corp., 1.50%, due 1/2/09	30,000ñ
20,000	Galleon Capital LLC, 0.50%, due 1/5/09	19,999ñ
14,754	Kitty Hawk Funding Corp., 1.40%, due 1/23/09	14,742ñ
20,000	Nordea NA, Inc., 0.27%, due 1/20/09	19,997
24,000	Old Line Funding LLC, 0.30%, due 1/15/09	23,998ñ
25,000	Park Avenue Receivables Corp., 1.40%, due 1/12/09	24,990ñ
25,000	Scaldis Capital LLC, 2.25%, due 1/16/09	24,978ñ
15,000	Sheffield Receivables Corp., 1.25%, due 1/23/09	14,989ñ
15,000	Solitaire Funding LLC, 0.68%, due 1/12/09	14,997ñ
10,000	Tempo Finance Ltd., 2.20%, due 1/15/09	9,992ñ
25,000	Thames Asset Securitization LLC, 1.50%, due 1/26/09	24,975ñ
10,216	Thunder Bay Funding LLC, 1.00%, due 3/3/09	10,199ñ
25,000	Yorktown Capital LLC, 1.40% & 1.45%, due 1/15/09 & 1/21/09	24,984ñ
446,734
Banking (27.2%)
20,000	Allied Irish Banks PLC, 1.14%, due 3/2/09	19,963ñ
25,000	Anglo Irish Bank Corp., 2.79%, due 1/16/09	24,973ñ
20,000	Bank of Ireland, 2.08%, due 1/20/09	19,979ñ
24,000	BNP Paribas NY, 0.01%, due 1/2/09	24,000
15,000	Calyon NY, 2.07%, due 1/20/09	14,984
20,000	Danske Corp., 0.50%, due 1/20/09	19,995ñ
20,000	Dexia Delaware LLC, 1.14%, due 1/20/09	19,989ñ
20,000	ING Funding LLC, 1.02%, due 2/27/09	19,968ñ
15,000	Rabobank USA, 1.20%, due 1/21/09	14,990ñ
20,000	Societe Generale NA, 0.37%, due 1/20/09	19,996ñ
20,000	UBS Finance, Inc., 0.91%, due 2/27/09	19,972
218,809
	Total Commercial Paper	665,543
Time Deposits (9.0%)
24,000	Branch Banking & Trust Co., Grand Cayman, 0.00%, due 1/2/09	24,000
24,000	Compass Bank, Grand Cayman, 0.01%, due 1/2/09	24,000
24,000	Marshall & Ilsley Bank, Grand Cayman, 0.01%, due 1/2/09	24,000
	Total Time Deposits	72,000
	Total Investments (99.8%)	802,043
	Cash, receivables and other assets, less liabilities (0.2%)	1,690
	Total Net Assets (100.0%)	$803,733

See Notes to Schedule of Investments

December 31, 2008 (Unaudited)

Notes to Schedule of Investments Institutional Liquidity Series

††	Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective April 1, 2008. In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2008:

   Institutional Cash Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$ -
Level 2 - Other Significant Observable Inputs	1,974,950,830
Level 3 – Significant Unobservable Inputs	-
Total	$1,974,950,830

Prime Money Fund:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ -
Level 2 - Other Significant Observable Inputs	802,043,295
Level 3 – Significant Unobservable Inputs	-
Total	$802,043,295

ñ

Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At December 31, 2008, these securities amounted to approximately $1,430,966,000 or 72.5% of net assets for Institutional Cash Fund and approximately $511,647,000 or 63.7% of net assets for Prime Money Fund.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of December 31, 2008.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Institutional Liquidity Series

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: February 27, 2009

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: February 27, 2009